INCOME TAXES (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Total current income tax expense		$ (365,670)	$ (76,721)	$ (154,858)
Total deferred tax benefit (expense)		195,270	104,014	12,737
Total income tax benefit (expense)		(170,400)	27,293	(142,121)
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense		(113,313)	(57,856)	(96,745)
Total deferred tax benefit (expense)	[1]	113,445	(28,941)	64,462
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense		(252,357)	(18,865)	(58,113)
Total deferred tax benefit (expense)		$ 81,825	$ 132,955	$ (51,725)

[1]	Includes deferred tax expenses (ThU.S.$ 5,930 as of December 31, 2024) generated by Brazilian companies previously classified as held for sale, through the sale date, see Note 22.